Interim Condensed Consolidated Statements of Cash Flows (Unaudited) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025
Cash flows from operating activities:
Net income	$ 274	$ 243
Adjustments to reconcile net income to net cash provided by operating activities
Depreciation of property and equipment	206	203
Depreciation of right-of-use assets	471	193
Provision for impairment for estimated credit loss		135
Change in operating assets and liabilities:
Accounts receivable	(1,138)	563
Inventories	1,625	(84)
Deposits, prepayments, and other receivables	(5,330)	(2,777)
Accounts payable and accrued liabilities	1,142	589
Repayment of operating lease liabilities	(440)
Customer deposits	4,823	679
Income tax payables	(212)	(45)
Net cash provided by (used in) operating activities	1,421	(301)
Cash flows from investing activity:
Purchase of property and equipment	(46)	(1,180)
Net cash used in investing activity	(46)	(1,180)
Cash flows from financing activities:
Proceeds from bank borrowings, net	(197)	1,855
Repayment of lease liabilities	22	(142)
Issuance of new shares		1,073
Balance with related parties	(1,546)	(2,009)
Net cash (used in) provided by financing activities	(1,721)	777
Effect on exchange rate change on cash and cash equivalents, and restricted cash	(70)	1,110
Net change in cash and cash equivalents, and restricted cash	(416)	406
CASH AND CASH EQUIVALENTS, AND RESTRICTED AS AT BEGINNING OF PERIOD	1,374	2,044
CASH AND CASH EQUIVALENTS, AND RESTRICTED AS AT END OF PERIOD	958	2,450
SUPPLEMENTAL CASH FLOW INFORMATION:
Cash paid for income taxes	82	90
Cash paid for interest	573	705
Reconciliation to amounts on consolidated balance sheets:
Cash and Cash Equivalents	644	2,139
Restricted Cash	314	311
Total cash, cash equivalents, and restricted cash	$ 958	$ 2,450